Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (14,800)	$ (42,986)	$ (51,602)	$ (77,525)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of common shares - Equity fee on Equity Offerings to Fortress Biotech	192	0
Common shares issuable - Equity fee on at-the-market offering to Fortress Biotech	0	4	4	0
Research and development - licenses acquired	0	50	50	365
Stock-based compensation expenses	(500)	380	568	2,283
Depreciation expense	620	1,576	1,860	2,723
Amortization of debt discount	0	118	118	470
Amortization of operating lease right-of-use assets	128	286	365	308
Loss on disposal of property and equipment	29	0	0	255
Asset impairment	2,649	0
Gain on sale of property and equipment	0	(1,351)	(1,466)	0
Loss on extinguishment of debt	0	2,796	2,796	0
Gain on lease modification	(314)	(220)	220	0
Changes in operating assets and liabilities:
Prepaid expenses and other assets	702	(1,688)	1,092	(1,006)
Accounts payable and accrued expenses	(150)	(1,299)	125	5,257
Payable and accrued expenses - related party	1,701	239	67	43
Lease liabilities	(329)	(163)	(680)	(263)
Net cash used in operating activities	(9,413)	(42,223)	(49,477)	(65,066)
Cash Flows from Investing Activities:
Purchase of research and development licenses	0	(50)	(50)	(365)
Proceeds from the sale of property and equipment	0	6,000	6,000	127
Purchase of fixed assets	0	(34)	(64)	(2,714)
Net cash from investing activities	0	5,916	5,886	(2,952)
Cash Flows from Financing Activities:
Payment of debt	0	(30,375)	(30,375)	0
Proceeds from issuance of common shares - Equity Offerings	5,944	163
Offering costs for the issuance of common shares - Equity Offerings	(784)	(3)
Proceeds from issuance of common shares - At-the-Market Offering	1,163	0	163	6,623
Offering costs for the issuance of common shares - At-the-Market Offering	(45)	0	(3)	(123)
Proceeds from exercise of warrants	3	0
Proceeds from issuance of common shares under ESPP	48	178	178	206
Net cash provided by financing activities	6,329	(30,037)	(26,081)	34,056
Net change in cash, cash equivalents and restricted cash	(3,084)	(66,344)	(69,672)	(33,962)
Cash, cash equivalents and restricted cash, beginning of the period	6,984	76,656	76,656	110,618
Cash, cash equivalents and restricted cash, end of the period	3,900	10,312	6,984	76,656
Supplemental disclosure of cash flow information:
Cash paid for interest	0	1,340	1,352	2,710
Supplemental disclosure of noncash activities:
Issuance of common shares - Founders Agreement and Equity fee to Fortress	591	1,109	1,109	4,212
Related Party
Changes in operating assets and liabilities:
Other receivables	0	36	36	14
Non related party
Changes in operating assets and liabilities:
Other receivables	$ 659	$ 0	$ (3,616)	$ (15)